Short-Term Borrowings (narrative) (detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Line of Credit Facility [Line Items]
Line Of Credit Accordion Feature	$ 150,000
Line of Credit Facility, Amount Outstanding	$ 271,600
Debt, Weighted Average Interest Rate	1.95%
Pledged Assets, Not Separately Reported, Other	$ 644,600
Notes Payable	$ 402	$ 9,903
Short-term Debt, Weighted Average Interest Rate	1.94%	1.67%
Production Period [Member]
Line of Credit Facility [Line Items]
Line Of Credit Accordion Feature Amount Used	$ 75,000
Line of Credit Facility, Current Borrowing Capacity	475,000
New five year replacement Line of Credit	500,000
Nonproduction Period [Member]
Line of Credit Facility [Line Items]
Line Of Credit Accordion Feature Amount Used	100,000
Line of Credit Facility, Current Borrowing Capacity	400,000
New five year replacement Line of Credit	400,000
Letter of Credit [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Current Borrowing Capacity	$ 13,200	$ 11,000